Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 9.7%
Accelerated LLC
Series 2021-1H, Class A,
1.35%, 10/20/2040 (A)	$ 2,509,379	$ 2,352,442
Series 2021-1H, Class B,
1.90%, 10/20/2040 (A)	8,804,706	8,067,285
Series 2021-1H, Class C,
2.35%, 10/20/2040 (A)	3,988,931	3,638,038
Anchorage Capital CLO 11 Ltd.
Series 2019-11A, Class AR,
3-Month LIBOR + 1.14%, 3.90% (B), 07/22/2032 (A)	12,300,000	12,015,021
Anchorage Capital CLO 9 Ltd.
Series 2016-9A, Class AR2,
3-Month LIBOR + 1.14%, 3.65% (B), 07/15/2032 (A)	10,000,000	9,769,160
Apidos CLO XXXI
Series 2019-31A, Class BR,
3-Month LIBOR + 1.55%, 4.06% (B), 04/15/2031 (A)	12,500,000	11,895,662
Aqua Finance Trust
Series 2021-A, Class A,
1.54%, 07/17/2046 (A)	7,658,280	7,132,262
BXG Receivables Note Trust
Series 2017-A, Class A,
2.95%, 10/04/2032 (A)	2,549,780	2,473,222
Series 2020-A, Class A,
1.55%, 02/28/2036 (A)	5,905,659	5,492,285
CF Hippolyta Issuer LLC
Series 2020-1, Class B1,
2.28%, 07/15/2060 (A)	5,983,273	5,478,536
CWABS Asset-Backed Certificates Trust
Series 2006-17, Class 2A2,
1-Month LIBOR + 0.30%, 2.56% (B), 03/25/2047	3,078,259	3,016,733
Diamond Resorts Owner Trust
Series 2019-1A, Class A,
2.89%, 02/20/2032 (A)	2,614,020	2,565,355
Series 2021-1A, Class B,
2.05%, 11/21/2033 (A)	2,302,661	2,167,512
Series 2021-1A, Class C,
2.70%, 11/21/2033 (A)	2,149,150	2,025,515
Halcyon Loan Advisors Funding Ltd.
Series 2015-1A, Class B1R,
3-Month LIBOR + 1.55%, 4.26% (B), 04/20/2027 (A)	2,310,106	2,307,184
Hilton Grand Vacations Trust
Series 2019-AA, Class A,
2.34%, 07/25/2033 (A)	3,830,581	3,671,268
Series 2020-AA, Class A,
2.74%, 02/25/2039 (A)	3,487,991	3,372,107
Marathon Static CLO Ltd.
Series 2022-18A, Class A1,
3-Month SOFR + 2.22%, 1.00% (B), 07/20/2030 (A) (C)	7,000,000	6,965,000
Mill City Mortgage Loan Trust
Series 2017-3, Class A1,
2.75% (B), 01/25/2061 (A)	3,131,131	3,099,247

	Principal	Value
ASSET-BACKED SECURITIES (continued)
MVW LLC
Series 2019-2A, Class B,
2.44%, 10/20/2038 (A)	$ 3,073,081	$ 2,887,280
Series 2020-1A, Class A,
1.74%, 10/20/2037 (A)	3,593,218	3,371,656
Series 2021-1WA, Class B,
1.44%, 01/22/2041 (A)	4,496,201	4,099,296
MVW Owner Trust
Series 2019-1A, Class A,
2.89%, 11/20/2036 (A)	3,693,898	3,577,746
New Residential Advance Receivables Trust
Series 2020-APT1, Class AT1,
1.03%, 12/16/2052 (A)	20,000,000	19,564,888
Series 2020-T1, Class AT1,
1.43%, 08/15/2053 (A)	19,567,000	18,705,731
Series 2020-T1, Class CT1,
2.27%, 08/15/2053 (A)	1,780,000	1,691,180
NRZ Advance Receivables Trust
Series 2020-T2, Class AT2,
1.48%, 09/15/2053 (A)	15,000,000	14,304,303
Series 2020-T3, Class AT3,
1.32%, 10/15/2052 (A)	8,000,000	7,944,276
Series 2020-T3, Class BT3,
1.57%, 10/15/2052 (A)	1,000,000	992,411
Series 2020-T3, Class DT3,
2.46%, 10/15/2052 (A)	1,000,000	992,043
Ocwen Master Advance Receivables Trust
Series 2020-T1, Class AT1,
1.28%, 08/15/2052 (A)	13,359,874	13,342,406
Orange Lake Timeshare Trust
Series 2016-A, Class A,
2.61%, 03/08/2029 (A)	2,277,056	2,216,112
Series 2018-A, Class C,
3.74%, 11/08/2030 (A)	1,598,456	1,557,427
Series 2019-A, Class C,
3.61%, 04/09/2038 (A)	3,157,699	3,043,304
PennantPark CLO III Ltd.
Series 2021-3A, Class A1,
3-Month LIBOR + 1.62%, 4.38% (B), 10/22/2032 (A)	15,000,000	14,585,925
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class A,
3.69%, 09/20/2035 (A)	1,340,562	1,324,087
Series 2018-3A, Class D,
5.20%, 09/20/2035 (A)	1,310,399	1,286,643
Series 2020-2A, Class A,
1.33%, 07/20/2037 (A)	3,026,836	2,874,112
Series 2020-2A, Class C,
3.51%, 07/20/2037 (A)	2,648,482	2,543,277
Series 2021-1A, Class B,
1.34%, 11/20/2037 (A)	6,394,298	5,955,207
SPS Servicer Advance Receivables Trust II
Series 2020-T1, Class AT1,
1.28%, 11/15/2052 (A)	4,366,667	4,321,383
TICP CLO III-2 Ltd.
Series 2018-3R, Class B,
3-Month LIBOR + 1.35%, 4.06% (B), 04/20/2028 (A)	10,000,000	9,803,170
Towd Point Mortgage Trust
Series 2016-5, Class A1,
2.50% (B), 10/25/2056 (A)	1,451,425	1,438,316
Series 2017-2, Class A1,
2.75% (B), 04/25/2057 (A)	1,006,558	998,738
Series 2017-3, Class A1,
2.75% (B), 07/25/2057 (A)	2,382,363	2,353,776

Transamerica Funds	Page 1

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2017-4, Class A1,
2.75% (B), 06/25/2057 (A)	$ 3,707,841	$ 3,613,921
Series 2017-6, Class A1,
2.75% (B), 10/25/2057 (A)	6,239,043	6,132,094
Series 2018-1, Class A1,
3.00% (B), 01/25/2058 (A)	3,502,826	3,434,911
Series 2018-2, Class A1,
3.25% (B), 03/25/2058 (A)	9,826,972	9,632,491
Series 2018-3, Class A1,
3.75% (B), 05/25/2058 (A)	3,940,531	3,864,358
Series 2018-4, Class A1,
3.00% (B), 06/25/2058 (A)	8,272,508	7,914,040
Series 2020-4, Class A1,
1.75%, 10/25/2060 (A)	11,091,437	10,236,085
Trafigura Securitisation Finance PLC
Series 2021-1A, Class A2,
1.08%, 01/15/2025 (A)	7,270,000	6,572,916
VSE VOI Mortgage LLC
Series 2017-A, Class A,
2.33%, 03/20/2035 (A)	5,886,270	5,692,256
Welk Resorts LLC
Series 2017-AA, Class A,
2.82%, 06/15/2033 (A)	1,611,904	1,586,338
Wellfleet CLO Ltd.
Series 2015-1A, Class BR4,
3-Month LIBOR + 1.55%, 4.26% (B), 07/20/2029 (A)	10,000,000	9,652,910
Series 2016-1A, Class BR,
3-Month LIBOR + 1.50%, 4.21% (B), 04/20/2028 (A)	15,000,000	14,590,860
Series 2017-2A, Class A2R,
3-Month LIBOR + 1.62%, 4.33% (B), 10/20/2029 (A)	15,000,000	14,493,120

Total Asset-Backed Securities (Cost $354,297,427)		340,694,827

CORPORATE DEBT SECURITIES - 62.9%
Aerospace & Defense - 1.0%
Boeing Co.
1.43%, 02/04/2024	6,940,000	6,675,806
1.95%, 02/01/2024	8,089,000	7,844,267
Huntington Ingalls Industries, Inc.
0.67%, 08/16/2023	9,907,000	9,578,440
L3 Harris Technologies, Inc.
3.85%, 06/15/2023	9,968,000	9,973,844

		34,072,357

Air Freight & Logistics - 0.6%
GXO Logistics, Inc.
1.65%, 07/15/2026	26,130,000	22,668,834

Airlines - 1.0%
American Airlines Pass-Through Trust
4.38%, 04/01/2024	2,821,036	2,814,826
Delta Air Lines Pass-Through Trust
3.20%, 10/25/2025	5,043,000	4,902,587
Delta Air Lines, Inc.
3.80%, 04/19/2023 (D) (E)	9,957,000	9,931,975
Southwest Airlines Co.
5.25%, 05/04/2025	13,145,000	13,541,546
US Airways Pass-Through Trust
3.95%, 05/15/2027	3,643,350	3,310,695

		34,501,629

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Auto Components - 1.1%
Aptiv PLC / Aptiv Corp.
2.40%, 02/18/2025	$ 6,979,000	$ 6,706,810
BorgWarner, Inc.
5.00%, 10/01/2025 (A)	20,550,000	20,905,508
Clarios Global LP / Clarios US Finance Co.
6.25%, 05/15/2026 (A)	10,304,000	10,401,321

		38,013,639

Banks - 11.8%
AIB Group PLC
4.75%, 10/12/2023 (A)	6,849,000	6,837,890
Banco Santander SA
3.85%, 04/12/2023	4,600,000	4,594,596
3.89%, 05/24/2024	15,000,000	15,045,896
Fixed until 03/24/2027, 4.18% (B), 03/24/2028	7,000,000	6,731,333
Bank of America Corp.
Fixed until 12/20/2022, 3.00% (B), 12/20/2023	13,976,000	13,938,846
Fixed until 03/05/2023, 3.55% (B), 03/05/2024	19,940,000	19,904,846
Banque Federative du Credit Mutuel SA
0.65%, 02/27/2024 (A)	8,117,000	7,734,946
Barclays PLC
5.20%, 05/12/2026	10,825,000	10,902,074
BNP Paribas SA
Fixed until 06/09/2025, 2.22% (B), 06/09/2026 (A)	11,788,000	11,011,263
BPCE SA
5.15%, 07/21/2024 (A)	11,364,000	11,357,994
Canadian Imperial Bank of Commerce
0.45%, 06/22/2023	10,895,000	10,615,363
Citigroup, Inc.
3-Month LIBOR + 1.02%, 2.60% (B), 06/01/2024	14,675,000	14,540,279
Commerzbank AG
8.13%, 09/19/2023 (A)	8,000,000	8,201,025
Cooperatieve Rabobank UA
2.63%, 07/22/2024 (A) (D)	8,117,000	7,914,873
Credit Agricole SA
4.38%, 03/17/2025 (A)	7,474,000	7,380,934
Danske Bank AS
Fixed until 09/10/2024, 0.98% (B), 09/10/2025 (A)	8,929,000	8,271,702
1.23%, 06/22/2024 (A)	10,000,000	9,452,804
Fifth Third Bancorp
3.65%, 01/25/2024	10,000,000	9,992,376
First-Citizens Bank & Trust Co.
Fixed until 09/27/2024, 2.97% (B), 09/27/2025	5,623,000	5,414,778
HSBC Holdings PLC
Fixed until 08/17/2023, 0.73% (B), 08/17/2024	11,000,000	10,575,481
3-Month LIBOR + 1.00%, 2.46% (B), 05/18/2024	10,000,000	9,940,100
Intesa Sanpaolo SpA
3.25%, 09/23/2024 (A)	8,929,000	8,622,367
3.38%, 01/12/2023 (A)	5,000,000	4,974,040
JPMorgan Chase & Co.
Fixed until 04/22/2025, 2.08% (B), 04/22/2026	21,859,000	20,692,411
Fixed until 07/23/2023, 3.80% (B), 07/23/2024	7,853,000	7,836,825
7.75%, 07/15/2025	5,982,000	6,629,417

Transamerica Funds	Page 2

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Lloyds Banking Group PLC
Fixed until 05/11/2023, 0.70% (B), 05/11/2024	$ 10,000,000	$ 9,712,423
4.50%, 11/04/2024	8,718,000	8,737,096
NatWest Group PLC
6.00%, 12/19/2023	10,118,000	10,322,379
6.13%, 12/15/2022	4,985,000	5,013,891
Nordea Bank Abp
1.00%, 06/09/2023 (A)	8,797,000	8,625,168
PNC Bank NA
3.88%, 04/10/2025	11,750,000	11,748,353
Santander UK Group Holdings PLC
4.75%, 09/15/2025 (A)	1,913,000	1,882,342
Santander UK PLC
5.00%, 11/07/2023 (A)	8,117,000	8,147,358
Skandinaviska Enskilda Banken AB
0.65%, 09/09/2024 (A)	22,000,000	20,570,589
Standard Chartered PLC
Fixed until 10/14/2022, 1.32% (B), 10/14/2023 (A)	10,220,000	10,161,068
Fixed until 11/23/2024, 1.82% (B), 11/23/2025 (A)	5,500,000	5,126,627
UniCredit SpA
Fixed until 09/22/2025, 2.57% (B), 09/22/2026 (A)	7,212,000	6,440,404
US Bancorp
2.40%, 07/30/2024	9,070,000	8,925,670
Wells Fargo & Co.
Fixed until 10/30/2024, 2.41% (B), 10/30/2025	32,619,000	31,391,707
Fixed until 03/24/2027, 3.53% (B), 03/24/2028	5,989,000	5,787,927

		411,707,461

Beverages - 1.1%
Constellation Brands, Inc.
3.60%, 05/09/2024	20,957,000	20,960,067
Keurig Dr. Pepper, Inc.
0.75%, 03/15/2024	15,849,000	15,164,516
4.42%, 05/25/2025	1,360,000	1,385,139

		37,509,722

Biotechnology - 0.5%
AbbVie, Inc.
3.80%, 03/15/2025	8,090,000	8,121,394
Gilead Sciences, Inc.
0.75%, 09/29/2023	8,908,000	8,653,559

		16,774,953

Building Products - 0.4%
Carlisle Cos., Inc.
0.55%, 09/01/2023	6,980,000	6,752,522
Owens Corning
4.20%, 12/01/2024	8,091,000	8,138,524

		14,891,046

Capital Markets - 6.1%
Bank of New York Mellon Corp.
3.43% (B), 06/13/2025	20,000,000	19,942,090
Credit Suisse AG
3-Month SOFR + 0.39%, 2.68% (B), 02/02/2024	16,749,000	16,497,936
3.63%, 09/09/2024	5,630,000	5,551,884
6.50%, 08/08/2023 (A)	4,434,000	4,456,170

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Deutsche Bank AG
Fixed until 11/26/2024, 3.96% (B), 11/26/2025	$ 4,870,000	$ 4,702,077
4.50%, 04/01/2025	14,000,000	13,615,471
Goldman Sachs Group, Inc.
Fixed until 03/08/2023, 0.67% (B), 03/08/2024	14,955,000	14,652,869
3-Month SOFR + 0.58%, 2.34% (B), 03/08/2024	16,824,000	16,580,150
3-Month SOFR + 1.12%, 2.62% (B), 02/24/2028	15,000,000	14,402,585
Macquarie Group Ltd.
Fixed until 01/12/2026, 1.34% (B), 01/12/2027 (A)	12,137,000	10,811,954
3-Month SOFR + 0.71%, 2.87% (B), 10/14/2025 (A)	11,404,000	11,151,199
Morgan Stanley
Fixed until 07/22/2024, 2.72% (B), 07/22/2025	4,043,000	3,935,854
Fixed until 04/17/2024, 3.62% (B), 04/17/2025	13,958,000	13,830,423
4.10%, 05/22/2023	14,873,000	14,931,548
Fixed until 07/17/2025, 4.68% (B), 07/17/2026	20,000,000	20,328,829
Nomura Holdings, Inc.
5.10%, 07/03/2025	21,582,000	22,071,047
UBS Group AG
Fixed until 05/12/2025, 4.49% (B), 05/12/2026 (A)	6,800,000	6,839,327

		214,301,413

Chemicals - 1.2%
DuPont de Nemours, Inc.
4.21%, 11/15/2023	20,112,000	20,297,589
International Flavors & Fragrances, Inc.
0.70%, 09/15/2022 (A)	4,322,000	4,306,639
LYB International Finance III LLC
1.25%, 10/01/2025	3,968,000	3,637,941
Syngenta Finance NV
4.44%, 04/24/2023 (A)	10,000,000	9,987,929
Westlake Corp.
0.88%, 08/15/2024 (D)	3,953,000	3,781,553

		42,011,651

Commercial Services & Supplies - 0.8%
Ashtead Capital, Inc.
1.50%, 08/12/2026 (A)	7,199,000	6,332,401
Triton Container International Ltd.
0.80%, 08/01/2023 (A)	21,712,000	20,852,699

		27,185,100

Construction Materials - 0.8%
CRH America, Inc.
3.88%, 05/18/2025 (A)	8,117,000	8,114,428
Martin Marietta Materials, Inc.
0.65%, 07/15/2023	19,809,000	19,252,064

		27,366,492

Consumer Finance - 5.6%
Ally Financial, Inc.
5.75%, 11/20/2025	16,948,000	17,162,200
American Express Co.
3.38%, 05/03/2024	20,936,000	20,901,832
American Honda Finance Corp.
0.88%, 07/07/2023	11,959,000	11,696,868

Transamerica Funds	Page 3

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Capital One Financial Corp.
Fixed until 05/09/2024, 4.17% (B), 05/09/2025	$ 20,936,000	$ 20,760,142
Ford Motor Credit Co. LLC
2.70%, 08/10/2026	2,006,000	1,819,442
3.37%, 11/17/2023	5,000,000	4,900,750
3.38%, 11/13/2025	7,233,000	6,854,529
General Motors Financial Co., Inc.
3-Month SOFR + 0.76%, 2.52% (B), 03/08/2024	14,954,000	14,594,751
2.75%, 06/20/2025	8,094,000	7,737,905
Hyundai Capital America
0.80%, 04/03/2023 - 01/08/2024 (A)	24,933,000	24,108,722
John Deere Capital Corp.
3.40%, 06/06/2025	20,816,000	20,941,730
Mercedes-Benz Finance North America LLC
0.75%, 03/01/2024 (A)	13,548,000	12,959,976
Nissan Motor Acceptance Co. LLC
1.13%, 09/16/2024 (A)	12,140,000	11,261,882
Volkswagen Group of America Finance LLC
3.95%, 06/06/2025 (A)	20,000,000	19,893,315

		195,594,044

Containers & Packaging - 1.0%
Avery Dennison Corp.
0.85%, 08/15/2024	12,139,000	11,454,360
Berry Global, Inc.
0.95%, 02/15/2024	4,469,000	4,244,704
1.57%, 01/15/2026	4,046,000	3,684,804
4.88%, 07/15/2026 (A)	8,091,000	7,943,097
Sonoco Products Co.
1.80%, 02/01/2025	8,699,000	8,245,856

		35,572,821

Diversified Consumer Services - 0.5%
Nationwide Building Society
3-Month SOFR + 1.29%, 2.65% (B), 02/16/2028 (A)	10,054,000	9,671,757
Fixed until 03/08/2023, 3.77% (B), 03/08/2024 (A)	6,821,000	6,798,541

		16,470,298

Diversified Financial Services - 2.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.65%, 10/29/2024	12,048,000	11,192,939
3.30%, 01/23/2023	6,030,000	6,006,077
AIG Global Funding
0.65%, 06/17/2024 (A)	8,902,000	8,415,913
Aviation Capital Group LLC
1.95%, 01/30/2026 (A)	1,813,000	1,585,564
4.38%, 01/30/2024 (A)	6,424,000	6,314,096
5.50%, 12/15/2024 (A)	8,793,000	8,724,656
Element Fleet Management Corp.
1.60%, 04/06/2024 (A) (D)	12,043,000	11,499,364
3.85%, 06/15/2025 (A)	7,068,000	6,949,495
Jackson Financial, Inc.
1.13%, 11/22/2023 (A)	8,360,000	8,087,156

		68,775,260

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services - 0.5%
AT&T, Inc.
3-Month SOFR + 0.64%, 2.63% (B), 03/25/2024	$ 6,928,000	$ 6,843,735
Lumen Technologies, Inc.
5.13%, 12/15/2026 (A)	10,388,000	9,479,050

		16,322,785

Electric Utilities - 3.4%
American Electric Power Co., Inc.
0.75%, 11/01/2023	9,842,000	9,529,785
Enel Finance International NV
2.65%, 09/10/2024 (A)	14,611,000	14,132,175
Entergy Louisiana LLC
0.95%, 10/01/2024	14,957,000	14,174,067
Evergy, Inc.
2.45%, 09/15/2024	9,388,000	9,111,087
Eversource Energy
4.20%, 06/27/2024	21,308,000	21,383,839
Georgia Power Co.
2.10%, 07/30/2023	7,441,000	7,338,968
Metropolitan Edison Co.
3.50%, 03/15/2023 (A)	12,044,000	11,979,578
NextEra Energy Capital Holdings, Inc.
3-Month SOFR + 0.54%, 2.16% (B), 03/01/2023	9,635,000	9,592,321
Oncor Electric Delivery Co. LLC
2.75%, 06/01/2024	10,771,000	10,654,607
Southern Co.
0.60%, 02/26/2024	9,968,000	9,483,150

		117,379,577

Equity Real Estate Investment Trusts - 2.4%
American Tower Corp.
3.00%, 06/15/2023	17,032,000	16,973,498
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026 (A)	11,215,000	9,830,452
National Retail Properties, Inc.
3.60%, 12/15/2026	7,606,000	7,403,340
Office Properties Income Trust
2.65%, 06/15/2026	8,092,000	6,744,652
Realty Income Corp.
4.60%, 02/06/2024	23,370,000	23,704,256
Simon Property Group LP
3-Month SOFR + 0.43%, 2.54% (B), 01/11/2024	9,776,000	9,668,288
Ventas Realty LP
3.25%, 10/15/2026	8,903,000	8,514,276

		82,838,762

Food & Staples Retailing - 0.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP
3.50%, 02/15/2023 (A)	3,984,000	3,982,805

Food Products - 0.1%
Bunge Ltd. Finance Corp.
1.63%, 08/17/2025	2,917,000	2,729,028

Health Care Equipment & Supplies - 0.2%
Stryker Corp.
0.60%, 12/01/2023	8,974,000	8,644,065

Health Care Providers & Services - 0.8%
Cigna Corp.
0.61%, 03/15/2024	4,941,000	4,725,943

Transamerica Funds	Page 4

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
CVS Health Corp.
2.63%, 08/15/2024	$ 4,979,000	$ 4,920,412
HCA, Inc.
5.00%, 03/15/2024	12,128,000	12,293,000
Laboratory Corp. of America Holdings
2.30%, 12/01/2024	8,084,000	7,818,524

		29,757,879

Hotels, Restaurants & Leisure - 1.7%
GLP Capital LP / GLP Financing II, Inc.
3.35%, 09/01/2024	3,636,000	3,502,632
Hyatt Hotels Corp.
1.30%, 10/01/2023	5,666,000	5,490,852
1.80%, 10/01/2024	12,708,000	12,027,379
Las Vegas Sands Corp.
3.20%, 08/08/2024	7,276,000	7,065,667
Magallanes, Inc.
3.43%, 03/15/2024 (A)	21,892,000	21,551,679
3.53%, 03/15/2024 (A)	9,554,000	9,387,233

		59,025,442

Household Durables - 0.6%
Lennar Corp.
5.88%, 11/15/2024	17,738,000	18,287,659
Newell Brands, Inc.
4.10%, 04/01/2023	2,235,000	2,228,529

		20,516,188

Insurance - 3.7%
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/2025	14,369,000	14,155,819
Athene Global Funding
0.95%, 01/08/2024 (A)	10,562,000	10,084,429
Brighthouse Financial Global Funding
1.00%, 04/12/2024 (A)	12,138,000	11,504,636
Brown & Brown, Inc.
4.20%, 09/15/2024	9,820,000	9,828,386
Corebridge Financial, Inc.
3.50%, 04/04/2025 (A)	21,248,000	20,784,653
Five Corners Funding Trust
4.42%, 11/15/2023 (A)	7,131,000	7,165,872
GA Global Funding Trust
0.80%, 09/13/2024 (A)	18,547,000	17,219,133
Marsh & McLennan Cos., Inc.
3.88%, 03/15/2024	8,778,000	8,825,762
Met Tower Global Funding
3.70%, 06/13/2025 (A)	21,000,000	20,981,404
Security Benefit Global Funding
1.25%, 05/17/2024 (A)	8,092,000	7,646,972

		128,197,066

IT Services - 0.7%
DXC Technology Co.
1.80%, 09/15/2026	5,398,000	4,860,879
Fidelity National Information Services, Inc.
0.38%, 03/01/2023	8,789,000	8,629,949
Fiserv, Inc.
2.75%, 07/01/2024	10,943,000	10,781,072

		24,271,900

Leisure Products - 0.3%
Brunswick Corp.
0.85%, 08/18/2024	12,062,000	11,294,411

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media - 0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025	$ 12,133,000	$ 12,306,917
Discovery Communications LLC
2.95%, 03/20/2023	6,297,000	6,278,341
DISH DBS Corp.
5.00%, 03/15/2023	10,484,000	10,287,425
Paramount Global
4.75%, 05/15/2025	1,609,000	1,634,245

		30,506,928

Metals & Mining - 0.9%
Constellium SE
5.88%, 02/15/2026 (A)	10,457,000	10,147,276
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	12,178,000	12,133,377
4.55%, 11/14/2024	4,114,000	4,135,599
Glencore Funding LLC
3.00%, 10/27/2022 (A) (D)	6,974,000	6,944,261

		33,360,513

Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc.
3.75%, 12/31/2024 (A)	3,490,000	3,365,983

Multi-Utilities - 1.2%
Black Hills Corp.
1.04%, 08/23/2024	7,262,000	6,822,758
4.25%, 11/30/2023 (D)	9,898,000	9,944,861
Dominion Energy, Inc.
2.45%, 01/15/2023 (A)	7,820,000	7,774,432
DTE Energy Co.
2.53%(F), 10/01/2024	8,174,000	7,949,061
NiSource, Inc.
0.95%, 08/15/2025	12,136,000	11,099,630

		43,590,742

Oil, Gas & Consumable Fuels - 3.4%
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/2024	10,018,000	10,389,162
DCP Midstream Operating LP
5.38%, 07/15/2025	16,350,000	16,677,000
Energy Transfer LP
4.20%, 09/15/2023	4,042,000	4,043,811
Eni SpA
4.00%, 09/12/2023 (A)	8,629,000	8,610,729
Kinder Morgan Energy Partners LP
4.30%, 05/01/2024	13,267,000	13,349,801
MPLX LP
3.50%, 12/01/2022 (D)	8,683,000	8,675,812
4.88%, 12/01/2024	4,595,000	4,671,573
Phillips 66
3.85%, 04/09/2025 (D)	8,940,000	9,028,517
Plains All American Pipeline LP / PAA Finance Corp.
3.60%, 11/01/2024	1,274,000	1,252,651
3.85%, 10/15/2023	6,324,000	6,305,795
4.65%, 10/15/2025	4,851,000	4,857,652
SA Global Sukuk Ltd.
0.95%, 06/17/2024 (A)	3,000,000	2,850,834
Sabine Pass Liquefaction LLC
5.63%, 04/15/2023	17,281,000	17,390,538

Transamerica Funds	Page 5

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Saudi Arabian Oil Co.
1.25%, 11/24/2023 (A)	$ 1,737,000	$ 1,683,195
Williams Cos., Inc.
4.55%, 06/24/2024	10,001,000	10,101,253

		119,888,323

Personal Products - 0.5%
GSK Consumer Healthcare Capital UK PLC
3.13%, 03/24/2025 (A)	19,440,000	19,180,390

Pharmaceuticals - 1.0%
Bayer US Finance II LLC
3.88%, 12/15/2023 (A)	8,117,000	8,119,805
Royalty Pharma PLC
0.75%, 09/02/2023	9,188,000	8,879,599
Takeda Pharmaceutical Co. Ltd.
4.40%, 11/26/2023	15,000,000	15,127,303
Viatris, Inc.
1.65%, 06/22/2025	4,045,000	3,705,578

		35,832,285

Professional Services - 0.2%
Equifax, Inc.
2.60%, 12/01/2024	6,652,000	6,454,364

Road & Rail - 0.5%
Avolon Holdings Funding Ltd.
5.50%, 01/15/2023 (A)	6,127,000	6,133,866
Canadian Pacific Railway Co.
1.35%, 12/02/2024	10,978,000	10,420,496

		16,554,362

Semiconductors & Semiconductor Equipment - 0.8%
KLA Corp.
4.65%, 11/01/2024	4,084,000	4,166,491
Microchip Technology, Inc.
0.97%, 02/15/2024	8,902,000	8,489,495
0.98%, 09/01/2024	8,324,000	7,805,586
Skyworks Solutions, Inc.
0.90%, 06/01/2023	6,931,000	6,738,257

		27,199,829

Software - 1.1%
Infor, Inc.
1.45%, 07/15/2023 (A)	11,692,000	11,370,956
1.75%, 07/15/2025 (A)	7,984,000	7,480,267
Take-Two Interactive Software, Inc.
3.30%, 03/28/2024	14,954,000	14,865,278
VMware, Inc.
0.60%, 08/15/2023	6,978,000	6,756,566

		40,473,067

Technology Hardware, Storage & Peripherals - 0.4%
Hewlett Packard Enterprise Co.
1.45%, 04/01/2024	9,113,000	8,819,253
4.45%, 10/02/2023	4,984,000	5,028,740

		13,847,993

Tobacco - 0.5%
BAT Capital Corp.
3.22%, 08/15/2024	5,327,000	5,227,680
BAT International Finance PLC
1.67%, 03/25/2026	12,133,000	10,967,852

		16,195,532

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Trading Companies & Distributors - 0.4%
Air Lease Corp.
2.25%, 01/15/2023	$ 15,548,000	$ 15,418,550

Transportation Infrastructure - 0.2%
Penske Truck Leasing Co. LP / PTL Finance Corp.
3.45%, 07/01/2024 (A)	6,466,000	6,354,136

Wireless Telecommunication Services - 0.8%
Rogers Communications, Inc.
2.95%, 03/15/2025 (A)	18,227,000	17,921,333
Sprint Corp.
7.88%, 09/15/2023	2,975,000	3,082,055
T-Mobile USA, Inc.
3.50%, 04/15/2025	8,354,000	8,252,264

		29,255,652

Total Corporate Debt Securities (Cost $2,275,274,417)		2,199,855,277

FOREIGN GOVERNMENT OBLIGATION - 0.1%
Qatar - 0.1%
Qatar Government International Bond
3.88%, 04/23/2023 (A)	2,175,000	2,180,398

Total Foreign Government Obligation (Cost $2,172,656)		2,180,398

LOAN ASSIGNMENT - 0.3%
Commercial Services & Supplies - 0.3%
Spin Holdco, Inc.
Term Loan,
3-Month LIBOR + 4.00%, 5.61% (B), 03/04/2028	9,875,000	9,092,406

Total Loan Assignment (Cost $9,815,447)		9,092,406

MORTGAGE-BACKED SECURITIES - 13.4%
20 Times Square Trust
Series 2018-20TS, Class B,
3.10% (B), 05/15/2035 (A)	3,000,000	2,927,426
Series 2018-20TS, Class C,
3.10% (B), 05/15/2035 (A)	10,900,000	10,578,148
280 Park Avenue Mortgage Trust
Series 2017-280P, Class C,
1-Month LIBOR + 1.25%, 3.12% (B), 09/15/2034 (A)	16,000,000	15,030,858
AOA Mortgage Trust
Series 2021-1177, Class C,
1-Month LIBOR + 1.42%, 3.42% (B), 10/15/2038 (A)	9,300,000	8,698,914
Ashford Hospitality Trust
Series 2018-ASHF, Class C,
1-Month LIBOR + 1.40%, 3.40% (B), 04/15/2035 (A)	18,800,000	17,708,352
Series 2018-ASHF, Class D,
1-Month LIBOR + 2.10%, 4.10% (B), 04/15/2035 (A)	10,520,000	9,840,978
Austin Fairmont Hotel Trust
Series 2019-FAIR, Class D,
1-Month LIBOR + 1.80%, 3.80% (B), 09/15/2032 (A)	5,000,000	4,748,227

Transamerica Funds	Page 6

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust
Series 2017-DELC, Class C,
1-Month LIBOR + 1.20%, 3.20% (B), 08/15/2036 (A)	$ 5,300,000	$ 5,153,162
Series 2017-DELC, Class D,
1-Month LIBOR + 1.70%, 3.70% (B), 08/15/2036 (A)	15,254,000	14,751,960
Series 2017-DELC, Class E,
1-Month LIBOR + 2.50%, 4.50% (B), 08/15/2036 (A)	5,000,000	4,792,650
Series 2018-TALL, Class C,
1-Month LIBOR + 1.12%, 3.12% (B), 03/15/2037 (A)	11,015,000	9,997,904
Series 2018-TALL, Class E,
1-Month LIBOR + 2.44%, 4.44% (B), 03/15/2037 (A)	15,000,000	12,587,273
BX Commercial Mortgage Trust
Series 2019-XL, Class D,
1-Month LIBOR + 1.45%, 3.45% (B), 10/15/2036 (A)	10,200,000	9,943,335
Series 2020-VKNG, Class C,
1-Month LIBOR + 1.40%, 3.40% (B), 10/15/2037 (A)	4,395,720	4,189,834
Series 2021-VOLT, Class C,
1-Month LIBOR + 1.10%, 3.10% (B), 09/15/2036 (A)	11,700,000	10,935,386
BX Trust
Series 2018-GW, Class D,
1-Month LIBOR + 1.77%, 3.77% (B), 05/15/2035 (A)	6,250,000	5,966,909
Series 2021-ARIA, Class C,
1-Month LIBOR + 1.65%, 3.65% (B), 10/15/2036 (A)	13,000,000	12,134,793
Series 2021-MFM1, Class C,
1-Month LIBOR + 1.20%, 3.20% (B), 01/15/2034 (A)	4,000,000	3,798,874
BXP Trust
Series 2017-CQHP, Class D,
1-Month LIBOR + 2.00%, 4.00% (B), 11/15/2034 (A)	11,825,000	10,781,759
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D,
1-Month LIBOR + 1.75%, 3.75% (B), 12/15/2037 (A)	9,760,000	9,424,239
CIM Trust
Series 2021-R6, Class A1,
1.43% (B), 07/25/2061 (A)	14,110,116	12,904,731
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	1,420,946	1,396,951
Series 2018-RP1, Class A1,
3.00% (B), 09/25/2064 (A)	3,600,022	3,534,516
CLNY Trust
Series 2019-IKPR, Class C,
1-Month LIBOR + 1.68%, 3.68% (B), 11/15/2038 (A)	14,650,000	13,766,152
CORE Mortgage Trust
Series 2019-CORE, Class C,
1-Month LIBOR + 1.30%, 3.30% (B), 12/15/2031 (A)	12,312,000	11,810,799
CSMC Trust
Series 2021-RPL2, Class A1A,
1.11% (B), 01/25/2060 (A)	12,017,202	10,521,467

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust (continued)
Series 2021-RPL3, Class A1,
2.00% (B), 01/25/2060 (A)	$ 6,828,483	$ 6,424,717
Series 2021-RPL6, Class A1,
2.00% (B), 10/25/2060 (A)	12,823,535	11,815,871
DBCG Mortgage Trust
Series 2017-BBG, Class B,
1-Month LIBOR + 0.85%, 2.85% (B), 06/15/2034 (A)	12,500,000	12,142,876
Series 2017-BBG, Class C,
1-Month LIBOR + 1.00%, 3.00% (B), 06/15/2034 (A)	2,500,000	2,413,492
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class D,
3.96% (B), 12/10/2036 (A)	15,000,000	14,333,177
Great Wolf Trust
Series 2019-WOLF, Class C,
1-Month LIBOR + 1.63%, 3.63% (B), 12/15/2036 (A)	9,960,000	9,508,949
GS Mortgage Securities Trust
Series 2013-G1, Class A1,
2.06%, 04/10/2031 (A)	544,399	542,638
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2022-NLP, Class C,
1-Month SOFR + 1.48%, 3.44% (B), 04/15/2037 (A)	10,000,000	9,348,549
MBRT
Series 2019-MBR, Class D,
1-Month LIBOR + 1.95%, 3.95% (B), 11/15/2036 (A)	10,730,000	10,298,180
Metlife Securitization Trust
Series 2017-1A, Class A,
3.00% (B), 04/25/2055 (A)	4,867,310	4,719,352
MFA Trust
Series 2021-RPL1, Class A1,
1.13% (B), 07/25/2060 (A)	3,942,582	3,617,455
MHP Trust
Series 2021-STOR, Class C,
1-Month LIBOR + 1.05%, 3.05% (B), 07/15/2038 (A)	3,000,000	2,856,722
Series 2021-STOR, Class D,
1-Month LIBOR + 1.35%, 3.35% (B), 07/15/2038 (A)	5,000,000	4,736,066
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class D,
1-Month LIBOR + 2.20%, 4.20% (B), 11/15/2034 (A)	8,200,000	7,656,405
Series 2019-BPR, Class B,
1-Month LIBOR + 2.35%, 4.35% (B), 05/15/2036 (A)	6,720,000	6,454,319
Series 2019-NUGS, Class B,
1-Month LIBOR + 1.30%, 3.30% (B), 12/15/2036 (A)	7,000,000	6,763,037
Series 2019-NUGS, Class C,
1-Month LIBOR + 1.50%, 3.50% (B), 12/15/2036 (A)	5,200,000	4,977,528
Mortgage Equity Conversion Asset Trust
Series 2010-1A, Class A,
4.00%, 07/25/2060 (A)	3,118,629	2,932,890
MSCG Trust
Series 2018-SELF, Class C,
1-Month LIBOR + 1.18%, 3.18% (B), 10/15/2037 (A)	11,780,000	11,365,158

Transamerica Funds	Page 7

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
MSCG Trust (continued)
Series 2018-SELF, Class D,
1-Month LIBOR + 1.65%, 3.65% (B), 10/15/2037 (A)	$ 9,220,000	$ 8,872,136
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (B), 01/25/2054 (A)	1,106,630	1,075,922
Series 2014-3A, Class AFX3,
3.75% (B), 11/25/2054 (A)	1,375,468	1,337,813
Series 2016-4A, Class A1,
3.75% (B), 11/25/2056 (A)	2,222,489	2,154,398
Series 2017-3A, Class A1,
4.00% (B), 04/25/2057 (A)	3,813,576	3,766,049
Series 2017-4A, Class A1,
4.00% (B), 05/25/2057 (A)	2,209,516	2,145,790
Series 2017-5A, Class A1,
1-Month LIBOR + 1.50%, 3.76% (B), 06/25/2057 (A)	2,305,908	2,291,158
Series 2018-1A, Class A1A,
4.00% (B), 12/25/2057 (A)	2,541,771	2,481,789
Series 2018-2A, Class A1,
4.50% (B), 02/25/2058 (A)	3,738,416	3,710,660
Series 2018-RPL1, Class A1,
3.50% (B), 12/25/2057 (A)	2,232,955	2,183,648
Series 2019-2A, Class A1,
4.25% (B), 12/25/2057 (A)	4,625,933	4,572,374
Series 2019-3A, Class A1A,
3.75% (B), 11/25/2058 (A)	5,552,579	5,399,525
Series 2019-4A, Class A1B,
3.50% (B), 12/25/2058 (A)	6,020,239	5,863,109
Series 2019-5A, Class A1B,
3.50% (B), 08/25/2059 (A)	5,888,606	5,773,173
Series 2019-RPL2, Class A1,
3.25% (B), 02/25/2059 (A)	10,050,164	9,759,789
RBSSP Resecuritization Trust
Series 2013-2, Class 2A1,
1-Month LIBOR + 0.19%, 1.79% (B), 12/20/2036 (A)	787,856	785,099
SFO Commercial Mortgage Trust
Series 2021-555, Class D,
1-Month LIBOR + 2.40%, 4.40% (B), 05/15/2038 (A)	9,900,000	9,279,230
Tharaldson Hotel Portfolio Trust
Series 2018-THL, Class C,
1-Month LIBOR + 1.65%, 3.44% (B), 11/11/2034 (A)	12,151,204	11,402,569
Towd Point Mortgage Trust
Series 2019-4, Class A1,
2.90% (B), 10/25/2059 (A)	5,496,377	5,335,897
Series 2021-1, Class A1,
2.25% (B), 11/25/2061 (A)	10,604,807	9,908,522

Total Mortgage-Backed Securities (Cost $497,277,574)		468,931,628

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.7%
Federal Home Loan Mortgage Corp.
12-Month LIBOR + 1.77%, 2.02% (B), 08/01/2037	$ 288,395	$ 287,385
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K027, Class A2,
2.64%, 01/25/2023	24,614,642	24,556,241

Total U.S. Government Agency Obligations (Cost $25,208,034)		24,843,626

U.S. GOVERNMENT OBLIGATIONS - 9.8%
U.S. Treasury - 9.8%
U.S. Treasury Note
1.50%, 02/15/2025	65,718,000	63,510,286
2.50%, 04/30/2024	51,000,000	50,607,540
2.63%, 04/15/2025	194,148,000	192,919,408
2.88%, 06/15/2025	34,893,000	34,920,260

Total U.S. Government Obligations (Cost $343,031,009)		341,957,494

	Shares	Value
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.27% (G)	2,867,303	2,867,303

Total Other Investment Company (Cost $2,867,303)		2,867,303

	Principal	Value
REPURCHASE AGREEMENT - 2.4%
Fixed Income Clearing Corp., 0.65% (G), dated 07/29/2022, to be repurchased at $82,610,765 on 08/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 07/15/2025, and with a value of $84,258,503.	$ 82,606,290	82,606,290

Total Repurchase Agreement (Cost $82,606,290)		82,606,290

Total Investments (Cost $3,592,550,157)		3,473,029,249
Net Other Assets (Liabilities) - 0.6%		22,008,272

Net Assets - 100.0%		$ 3,495,037,521

Transamerica Funds	Page 8

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	1,044	09/30/2022	$220,407,176	$219,721,219	$—	$(685,957)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	(338)	09/30/2022	$(38,325,587)	$(38,439,578)	$—	$(113,991)

Total Futures Contracts					$—	$(799,948)

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$340,694,827	$—	$340,694,827
Corporate Debt Securities	—	2,199,855,277	—	2,199,855,277
Foreign Government Obligation	—	2,180,398	—	2,180,398
Loan Assignment	—	9,092,406	—	9,092,406
Mortgage-Backed Securities	—	468,931,628	—	468,931,628
U.S. Government Agency Obligations	—	24,843,626	—	24,843,626
U.S. Government Obligations	—	341,957,494	—	341,957,494
Other Investment Company	2,867,303	—	—	2,867,303
Repurchase Agreement	—	82,606,290	—	82,606,290

Total Investments	$2,867,303	$3,470,161,946	$—	$3,473,029,249

LIABILITIES
Other Financial Instruments
Futures Contracts (I)	$(799,948)	$—	$—	$(799,948)

Total Other Financial Instruments	$(799,948)	$—	$—	$(799,948)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the total value of 144A securities is $1,513,544,157, representing 43.3% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of July 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after July 31, 2022. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,413,125, collateralized by cash collateral of $2,867,303 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $618,188. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Restricted security. At July 31, 2022, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Delta Air Lines, Inc. 3.80%, 04/19/2023	07/15/2019	$10,239,181	$9,931,975	0.3%

(F)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of July 31, 2022; the maturity date disclosed is the ultimate maturity date.
(G)	Rates disclosed reflect the yields at July 31, 2022.
(H)	There were no transfers in or out of Level 3 during the period ended July 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(I)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica Funds	Page 9

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

Transamerica Funds	Page 10

Transamerica Short-Term Bond

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Short-Term Bond (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Transamerica Funds	Page 11

Transamerica Short-Term Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 12